Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Manufactured products	$ 315	$ 344
Logs and other raw materials	266	255
Materials and supplies	247	245
Inventory	$ 828	$ 844